Related Party Transactions and Arrangements (Fees Paid in Connection With the Operations of the Company) (Details) $ / shares in Units, $ in Thousands			9 Months Ended	12 Months Ended
	Jul. 25, 2019 USD ($)	Feb. 17, 2017	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Renewal term		10 years
Board of directors voting percentage		67.00%
Period of notice		45 days
Share price, net (in dollars per share) | $ / shares				$ 22.50
Asset threshold for assignment of agreement				$ 100,000
Payable (receivable)				$ (979)	$ (394)
Advisor
Related Party Transaction [Line Items]
Shares approved for issuance (in shares) | shares				359,250
Capped Reimbursement Amount
Related Party Transaction [Line Items]
Reimbursed fees to related party, capped reimbursement amount				$ 5,600	7,200
American Realty Capital Healthcare Advisors, LLC | Advance on Loan or Other Investment | Advisor
Related Party Transaction [Line Items]
Financing advance fees as a percentage of benchmark, expected third party costs				0.50%
Financing advance fees as a percentage of benchmark, expected company portfolio cost				4.50%
American Realty Capital Healthcare Advisors, LLC | Contract Purchase Price | Advisor
Related Party Transaction [Line Items]
Quarterly asset management fee				0.1875%
American Realty Capital Healthcare Advisors, LLC | Gross Revenue, Stand-alone Single-tenant Net Leased Properties | Advisor
Related Party Transaction [Line Items]
Property management fees				1.50%
American Realty Capital Healthcare Advisors, LLC | Gross Revenue, Excluding Stand-alone Single-tenant Net Leased Properties | Advisor
Related Party Transaction [Line Items]
Property management fees				2.50%
American Realty Capital Healthcare Advisors, LLC
Related Party Transaction [Line Items]
Period of notice		60 days
Second Amended and Restated Advisory Agreement
Related Party Transaction [Line Items]
Period of notice of termination		365 days
Monthly Base Management Fee | American Realty Capital Healthcare Advisors, LLC
Related Party Transaction [Line Items]
Base management fee of net proceeds				1.25%
Transaction amount				$ 1,625
Quarterly Variable Management Fee, Benchmark One | American Realty Capital Healthcare Advisors, LLC
Related Party Transaction [Line Items]
Basis of core earnings, percent				15.00%
Basis of core earnings (in usd per share) | $ / shares				$ 0.375
Quarterly Variable Management Fee, Benchmark Two | American Realty Capital Healthcare Advisors, LLC
Related Party Transaction [Line Items]
Basis of core earnings, percent				10.00%
Basis of core earnings (in usd per share) | $ / shares				$ 0.47
Amended and Restated Property Management and Leasing Agreement
Related Party Transaction [Line Items]
Renewal term		1 year
Period of notice of termination		90 days
Reimbursements of Administrative Services | American Realty Capital Healthcare Advisors, LLC
Related Party Transaction [Line Items]
Transaction amount				$ 10,800	10,600	$ 8,900
Third Amended And Restated Advisory Agreement | American Realty Capital Healthcare Advisors, LLC | Advisor
Related Party Transaction [Line Items]
Contingent good faith negotiations of fixed component, term	12 months
Third Amended And Restated Advisory Agreement | American Realty Capital Healthcare Advisors, LLC | Advisor And Company
Related Party Transaction [Line Items]
Contingent good faith negotiations of fixed component, term	90 days
Third Amended And Restated Advisory Agreement | American Realty Capital Healthcare Advisors, LLC | Capped Reimbursement Amount
Related Party Transaction [Line Items]
Reimbursed fees to related party, capped reimbursement amount	$ 6,800
Third Amended And Restated Advisory Agreement | American Realty Capital Healthcare Advisors, LLC | Real Estate Cost
Related Party Transaction [Line Items]
Fee multiplier	4
Real estate cost percent multiplier	0.0029
Reduction of real estate cost percent	0.250
Third Amended And Restated Advisory Agreement | American Realty Capital Healthcare Advisors, LLC | Consumer Price Index
Related Party Transaction [Line Items]
Cost of living percent multiplier	0.030
Reimbursements of Employee Bonuses of the Advisor | American Realty Capital Healthcare Advisors, LLC
Related Party Transaction [Line Items]
Transaction amount					$ 2,500
2019 Bonus Awards
Related Party Transaction [Line Items]
Payable (receivable)			$ 1,200
Term of agreement			10 months
Severance Payments
Related Party Transaction [Line Items]
Payable (receivable)				$ 2,200
Maximum | American Realty Capital Healthcare Advisors, LLC | Gross Revenue, Managed Properties | Advisor
Related Party Transaction [Line Items]
Oversight fees earned by related party				1.00%